UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21274
                                                     ---------------------

               Columbia Management Multi-Strategy Hedge Fund, LLC
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3363
                                                           -------------------

                  Date of fiscal year end:  March 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2003
                                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
         FINANCIAL STATEMENTS (UNAUDITED)

         For the six months
         ended September 30, 2003

               Columbia Management Multi-Strategy Hedge Fund, LLC

                        Financial Statements (Unaudited)

                               For the six months
                            ended September 30, 2003


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.......................  1
Schedule of Investments.....................................................  2
Statement of Operations.....................................................  4
Statement of Changes in Members' Capital....................................  5
Statement of Cash Flows.....................................................  6
Financial Highlights........................................................  7
Notes to Financial Statements...............................................  8

               Columbia Management Multi-Strategy Hedge Fund, LLC

        Statement of Assets, Liabilities and Members' Capital (Unaudited)

                               September 30, 2003

ASSETS

Investments in portfolio funds, at value (cost $74,419,278)   $      78,664,809
Portfolio fund investments paid in advance                           10,000,000
Cash                                                                  1,026,979
Interest receivable                                                       2,076
                                                            --------------------

         TOTAL ASSETS                                         $      89,693,864
                                                            ====================

LIABILITIES AND MEMBERS' CAPITAL

Member contributions received in advance                      $       4,100,000
Management fee payable                                                  131,272
Professional fees payable                                                51,846
Administrator fees payable                                               16,531
Expense deferral payable to Adviser                                      10,000
Other liabilities                                                        29,448
                                                            --------------------
         TOTAL LIABILITIES                                            4,339,097

CONTINGENCIES (NOTE 2F)

MEMBERS' CAPITAL                                                     85,354,767
                                                            --------------------

         TOTAL LIABILITIES AND MEMBERS' CAPITAL               $      89,693,864
                                                            ====================



See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Schedule of Investments (Unaudited)

                               September 30, 2003


                                                                                                   % OF MEMBERS'
PORTFOLIO FUNDS                                          COST                   VALUE                  CAPITAL
AlphaGen Capella Fund, L.P.                  $          2,350,000       $      2,382,447                2.8%
Alson Signature Fund, L.P.                              2,050,000              2,102,444                2.5%
Basswood Financial Partners, L.P.                       2,400,000              2,573,631                3.0%
Black Bear Fund, L.P.                                     700,000                857,528                1.0%
Cavalry Technology, L.P.                                2,700,000              2,873,499                3.4%
Chilton QP European Partners, L.P.                      1,400,000                1,426,859              1.7%
Copper Arch Fund, L.P.                                  2,450,000              2,531,496                3.0%
Elliott International, L.P.                             2,400,000              2,590,515                3.0%
Elm Ridge Capital Partners, L.P.                        1,550,000              1,594,730                1.9%
Empire Capital Partners, L.P.                           2,200,000              2,356,746                2.8%
Ferox Fund, L.P.                                        1,500,000              1,664,652                2.0%
Greenlight Qualified Capital, L.P.                        700,000                864,036                1.0%
Hayworth Partners, L.P.                                 3,600,000              3,655,405                4.3%
HBK Fund, L.P.                                          1,369,278              1,493,000                1.7%
Icarus Partners, L.P.                                     300,000                220,278                0.3%
Indus Japan Fund, L.P.                                  2,400,000              2,615,959                3.1%
Japan Long/Short Partners, L.P.                         1,500,000              1,776,505                2.1%
King Street Capital, L.P.                               2,300,000              2,543,491                3.0%
Kingsford Capital Partners, L.P.                        2,500,000              2,178,907                2.6%
Narragansett I, L.P.                                    2,700,000              2,733,019                3.2%
Nisswa Capital, L.P.                                    3,000,000              2,978,055                3.5%
OZ Domestic Partners, L.P.                              3,300,000              3,644,156                4.3%
Parkcentral Global, L.P.                                2,000,000              2,070,170                2.4%
Perry Partners, L.P.                                    3,400,000              3,726,989                4.4%
Polar Fund, Ltd.                                        1,200,000                953,539                1.1%
Raptor Global Portfolio, L.P.                           1,400,000              1,525,957                1.8%
Redwood Domestic Fund, L.P.                             1,200,000              1,556,929                1.8%
Seneca Capital, L.P.                                    1,200,000              1,388,200                1.6%
Silver Point Capital Fund, L.P.                         2,200,000              2,669,772                3.1%
Standard Global Equity Partners                         2,100,000              2,030,185                2.4%
Stark Investments, L.P.                                 3,500,000              3,764,703                4.4%
Thruway Partners, L.P.                                  3,000,000              3,072,045                3.6%
Tremblant Partners, L.P.                                1,150,000              1,218,043                1.4%



See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                               September 30, 2003


                                                                                                   % OF MEMBERS'
PORTFOLIO FUNDS (CONTINUED)                              COST                   VALUE                 CAPITAL
Ursa Partners, L.P.                          $            900,000     $          724,926                0.8%
Value Realization Fund, L.P.                            3,400,000              3,748,926                4.3%
Victory Capital, L.P.                                   2,400,000              2,557,067                2.9%
                                             ------------------------------------------------------------------------
Total                                        $         74,419,278             78,664,809               92.2%
                                             =======================

Other Assets, less Liabilities                                                 6,689,958                7.8%
                                                                    -------------------------------------------------

Members' Capital                                                      $      85,354,767               100.0%
                                                                    =================================================


               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Statement of Operations (Unaudited)

                               For the six months
                            ended September 30, 2003



INVESTMENT INCOME
   Interest                                                                                          $         5,215
                                                                                                  ----------------------

EXPENSES

   Management fee                                                                    $ 301,481
   Professional fees                                                                    81,607
   Administrator fees                                                                   41,115
   Directors fees                                                                       16,002
   Custodian fees                                                                        5,967
   Other expenses                                                                       19,498
                                                                             ---------------------
      Total operating expenses                                                         465,670

      Expense deferral payable to Adviser (see Note 2f)                                 10,000
                                                                             ---------------------
      Total expenses                                                                                         475,670
                                                                                                  ----------------------

      NET INVESTMENT LOSS                                                                                   (470,455)
                                                                                                  ----------------------

GAIN FROM PORTFOLIO FUND TRANSACTIONS

   Net realized gain from portfolio fund transactions                                   308,860
   Net increase in unrealized appreciation on portfolio funds                         3,388,121
                                                                             ---------------------
      Net gain from portfolio fund transactions                                                            3,696,981
                                                                                                  ----------------------

      NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                       $     3,226,526
                                                                                                  ======================



See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Statement of Changes in Members' Capital


                                                                      FOR THE SIX                 FOR THE PERIOD
                                                                                                 JANUARY 2, 2003
                                                                     MONTHS ENDED                (COMMENCEMENT OF
                                                                  SEPTEMBER 30, 2003           OPERATIONS) THROUGH
                                                                      (UNAUDITED)                 MARCH 31, 2003
FROM INVESTMENT ACTIVITIES

   Net investment loss                                           $          (470,455)           $       (166,727)
   Net gain from portfolio fund transactions                               3,696,981                     857,410
                                                               --------------------------     -----------------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM                       3,226,526                     690,683
           OPERATIONS

MEMBERS' CAPITAL TRANSACTIONS

   Capital contributions                                                  40,314,262                  41,123,296
                                                               --------------------------     -----------------------

       NET CHANGE IN MEMBERS' CAPITAL                                     43,540,788                  41,813,979

       Members' capital at beginning of period                            41,813,979                           -
                                                               --------------------------     -----------------------

       MEMBERS' CAPITAL AT END OF PERIOD                         $        85,354,767            $     41,813,979
                                                               ==========================     =======================


Capital reallocable to the Special Members had the members' measurement period for incentive allocation closed on September 30, 2003 and March 31, 2003, respectively

                                                                 $           348,773            $         57,197
                                                               ==========================     =======================



See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                       Statement of Cash Flows (Unaudited)

                               For the six months
                            ended September 30, 2003


CASH FLOWS FROM OPERATING ACTIVITIES
   Net investment loss                                                                     $       (470,455)
   Adjustments to reconcile net investment loss to net cash used in operating activities:
       Purchases of portfolio funds                                                             (37,900,000)
       Proceeds from sales of portfolio funds                                                     2,139,582
       Increase in portfolio fund investments paid in advance                                    (5,600,000)
       Increase in interest receivable                                                                 (854)
       Increase in management fee payable                                                           111,794
       Decrease in professional fees payable                                                         (1,907)
       Increase in administrator fees payable                                                        12,210
       Increase in reimbursement due to Adviser                                                      10,000
       Increase in other liabilities                                                                 18,424
                                                                                         ----------------------

         NET CASH USED IN OPERATING ACTIVITIES                                                  (41,681,206)
                                                                                         ----------------------

CASH FLOWS FROM FINANCING ACTIVITIES

   Member contributions                                                                          40,314,262
   Member contributions received in advance                                                       1,800,000
                                                                                         ----------------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                                               42,114,262
                                                                                         ----------------------

NET INCREASE IN CASH                                                                                433,056

Cash at beginning of period                                                                         593,923
                                                                                         ----------------------

CASH AT END OF PERIOD                                                                      $      1,026,979
                                                                                         ======================


See notes to financial statements.


               Columbia Management Multi-Strategy Hedge Fund, LLC

                              Financial Highlights


                                                                                                         FOR THE PERIOD
                                                                              FOR THE SIX                JANUARY 2, 2003
                                                                              MONTHS ENDED              (COMMENCEMENT OF
                                                                           SEPTEMBER 30, 2003          OPERATIONS) THROUGH
                                                                               (UNAUDITED)               MARCH 31, 2003
     Ratios to average members' capital:

         Net investment loss (a) (b)                                            (1.63%)                       (1.71%)
                                                                        =========================     ======================

         Expenses (including management fee) (a) (b) (c)                         1.65%                         1.75%
         Incentive allocation (d)(e)                                             0.51%                         0.15%
                                                                        -------------------------     ----------------------
         Total expenses and incentive allocation                                 2.16%                         1.90%
                                                                        =========================     ======================


     Total return - prior to incentive allocation (e)                            5.89%                         1.82%
     Incentive allocation (d)(e)                                                (0.36%)                       (0.15%)
                                                                        -------------------------     ----------------------
     Total return - net of incentive allocation (e)                              5.53%                         1.67%
                                                                        =========================     ======================

     Portfolio turnover rate(e)                                                  3.88%                           ---

     Members' capital, end of period ($000)                                     $85,355                       $41,814
                                                                        =========================     ======================


(a) Annualized, except for organizational/offering expenses incurred for the period January 2, 2003 through March 31, 2003.
(b) The Adviser waived $15,369 of management fees for the period ended March 31, 2003. The net investment loss ratio would have been (1.87%) and the expense ratio would have been 1.91% on an annualized basis for that period had these fees not been waived by the Adviser. The Adviser requested reimbursement of $10,000 in deferred expenses (see Note 2f) during the six month period ended September 30, 2003. The Adviser agreed to forego $28,623 of reimbursement of deferred expenses through September 30, 2003. The net investment loss ratio would have been (1.73%) and the expense ratio would have been 1.75% on an annualized basis for that period had deferred expenses been fully reimbursed to the extent permitted by the Revised Expense Deferral Agreement.
(c) Expenses of the underlying Portfolio Funds are not included in the expense ratio.
(d) Calculated based on the amount reallocable to the Special Members had the measurement period for incentive allocation closed on the date indicated. See Note 3.
(e)  Not annualized.

The above ratios and total returns are calculated for all members taken as a whole. An individual member's return may vary from these returns based on the timing of capital contributions.

See notes to financial statements.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (Unaudited)

                   For the six months ended September 30, 2003


15

1. ORGANIZATION

Columbia Management Multi-Strategy Hedge Fund, LLC ("the Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company and which has many of the features of a private investment fund. The Fund's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended and (ii) who meet other investor eligibility criteria established by the Fund. The primary investment objective of the Fund is to provide investors with an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, with low performance volatility and minimal correlation with the equity and fixed income markets. The Fund's strategy is to (i) invest in 25-50 partnerships and other investment vehicles ("Portfolio Funds") managed by different investment managers and (ii) construct a portfolio employing various arbitrage and equity strategies to achieve the risk control benefits of diversification together with the value of a hedged investment approach.

Columbia Management Company was the Fund's investment adviser until it merged into Columbia Management Advisors, Inc. (the "Adviser"), a wholly owned subsidiary of Columbia Management Group, Inc. and Fleet National Bank, on April 1, 2003. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to the Adviser. The Adviser has retained Grosvenor Capital Management, L.P. ("Grosvenor" or the "Subadviser") as subadviser to the Fund. The Adviser and the Subadviser have been designated as special members (the "Special Members") of the Fund.

The Subadviser is responsible for implementing the Fund's investment strategy and managing the Fund's investment portfolio on a day-to-day basis, in accordance with the investment objective, philosophy and strategy described in the Fund's confidential offering memorandum and subject to oversight by the Adviser and the Board of Directors (the "Board") of the Fund.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (Unaudited)

                   For the six months ended September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES

A.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

B.   PORTFOLIO VALUATION

The Fund's investments are fair valued by the Adviser. Investments in Portfolio Funds are valued at net asset value, which approximates fair value, as reported by the administrators or portfolio managers of the Portfolio Funds. Such values generally represent the Fund's proportionate share of the net assets of the Portfolio Funds. Accordingly, the value of investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by distributions and the Fund's share of net losses from the Portfolio Funds.

The Portfolio Funds' administrators or investment managers generally value their investments at fair value. Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.

C.   INCOME RECOGNITION

Interest income and expenses are recorded on the accrual basis. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (Unaudited)

                   For the six months ended September 30, 2003


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   INCOME TAXES

The Fund is treated as a partnership for federal income tax purposes. No federal or state taxes have been provided on profits of the Fund since the members (the "Investors") are individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

E.   CASH

At September 30, 2003, $1,026,979 in cash was held on deposit at PFPC Trust Company, the Fund's custodian.

F.   ORGANIZATIONAL AND OFFERING EXPENSES

The Adviser has entered into an expense deferral agreement (the "Expense Deferral Agreement") with the Fund dated December 19, 2002, as amended December 31, 2002, whereby the Fund, upon request of the Adviser, agrees to repay $366,088 to the Adviser for organizational and initial offering costs advanced by the Adviser on behalf of the Fund, subject to certain conditions. Such repayment is contingent upon the expenses of the Fund (exclusive of brokerage costs, interest, taxes or extraordinary expenses and management fees or performance-based fees paid by the Fund), including such repayment, being limited to no more than 0.75% per annum of average members' capital of the Fund. The Expense Deferral Agreement terminates on April 1, 2006, and the Fund has no obligation to pay to the Adviser any organizational or initial offering costs still outstanding to the Adviser as of that date. Through September 30, 2003, the Adviser has requested repayment of $10,000 of such expenses, and is reflected on the statement of operations as expense deferral payable to Adviser. The Adviser agreed to forego $28,623 of reimbursement of deferred expenses at September 30, 2003.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

Pursuant to a management agreement between the Fund and Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.0% of the average members' capital of the Fund. Pursuant to the terms of a subadvisory agreement between the Adviser and Subadviser, the Adviser pays a portion of the management fee that it receives from the Fund to the Subadviser.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (Unaudited)

                   For the six months ended September 30, 2003


3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

An incentive allocation will be calculated with respect to each Investor on the last business day of a calendar year and upon repurchase of all or any portion of such Investor's Interest (an "Incentive Period"). An Incentive Period for each Investor's Interest starts immediately following the preceding Incentive Period and ends on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Investor's Interest; (iii) the withdrawal of the Adviser or Subadviser in connection with such party ceasing to serve as Adviser or Subadviser to the Fund; or (iv) the dissolution of the Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equals 10% of the amount, if any, in excess of (a) profit net of losses (after taking into account expenses, including the management fee paid by the Fund) allocated to each Investor's capital account for such Incentive Period over (b) the greater of (i) the Investor's Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Investor's Loss Carryforward as of the end of the prior Incentive Period. An Investor's "Loss Carryforward" for the initial Incentive Period is zero and for each Incentive Period thereafter is equal to the Investor's Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Investor for the current Incentive Period. The "Hurdle Rate Amount" is the return an Investor would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional contributions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period. The Hurdle Rate Amount for the quarters ended March 31, 2003, June 30, 2003 and September 30, 2003 is 1.213%, 1.137% and 1.038% per annum, respectively, and the incentive allocation that would have been allocated to the Special Members if September 30, 2003 were a calendar year-end is $348,773.

In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Investor will be treated as having two independent Interests in the Fund, one of which is being repurchased in its entirety. Allocations to the Investor and capital contributions made by the Investor during the Incentive Period prior to such repurchase or distribution, and the Investor's opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, will be allocated between the two Interests in proportion to the portion of the Investor's Interest that is repurchased or distributed.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (Unaudited)

                   For the six months ended September 30, 2003

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Each director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee of $1,250 for each meeting attended. Any director or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All directors are reimbursed by the Fund for reasonable out-of-pocket expenses.

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon average members' capital, subject to a monthly minimum fee.

4.  MEMBERS' CAPITAL

As of the last day of each calendar month, the Fund allocates net profits or losses for that month to the capital accounts of all Investors, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

Net profits or net losses for a given fiscal period are measured by the net change in the value of the members' capital of the Fund, including any net change in unrealized appreciation or depreciation of investments, realized income, gains or losses and accrued expenses (including the management fee paid by the Fund) over such fiscal period, before giving effect to any distributions and repurchases of Interests (or portions thereof) by the Fund as of the end of such period and any capital contributions made at the end of such period (such capital contributions being deemed to be made as of the next day).

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (Unaudited)

                   For the six months ended September 30, 2003

4.  MEMBERS' CAPITAL (CONTINUED)

Interests are offered monthly. The minimum initial investment is $150,000, although the Fund (or its designated agent) may waive this minimum. The Fund may from time to time offer to repurchase outstanding Interests based on the Fund's members' capital pursuant to written tenders from Investors. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Board authorized the Fund to conduct a $25,000,000 tender offer effective December 31, 2003. Such tender offer expired at midnight on October 24, 2003 with approximately $750,000 in interests being tendered.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
     CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. For the period ended September 30, 2003, the Fund had only invested in such limited partnership and limited liability interests.

Because the Fund is a closed-end investment company, its Interests will not be redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Fund's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (Unaudited)

                   For the six months ended September 30, 2003

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
     CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

6.   INVESTMENTS IN PORTFOLIO FUNDS

The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds is expected to make distributions (e.g., dividend payments to investors).

Aggregate purchases of Portfolio Funds for the six months ended September 30, 2003 amounted to $47,900,000, including $10,000,000 in purchases of Portfolio Funds paid in advance of October Portfolio Fund openings. Portfolio Fund investments sold during the six months ended September 30, 2003 amounted to $2,139,582.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Notes to Financial Statements (Unaudited)

                   For the six months ended September 30, 2003

6.   INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)

The cost of investments for Federal income tax purposes will be adjusted for items of taxable income allocated to the Fund from the Portfolio Funds at the end of each calendar year, when the Portfolio Funds report taxable income to the Fund. For the period January 2, 2003 through September 30, 2003, taxable income allocated to the Fund from the Portfolio Funds is not yet available. At September 30, 2003, net realized gain on Portfolio Fund investments totaled $308,860. At September 30, 2003, net unrealized appreciation on Portfolio Fund investments totaled $4,245,531, consisting of $5,159,641 of gross unrealized appreciation and $914,110 of gross unrealized depreciation, based on the cost of Portfolio Fund investments for financial reporting purposes.

At September 30, 2003, the Fund's management is unaware of any significant issuer concentrations in the underlying Portfolio Funds. The Fund's investments at September 30, 2003 are summarized below based on the investment strategy of each specific Portfolio Fund.

INVESTMENT STRATEGY                          VALUE                    %
-------------------------------------------------------------------------------
Convertible Arbitrage             $         4,642,707                5.9%
Distressed                                  6,770,192                8.6%
Event Driven                                7,705,704                9.8%
Long and/or Short Equity                   41,169,847               52.3%
Multi-Arbitrage                            14,720,955               18.7%
Relative Value                              3,655,404                4.7%
                                      -----------------------------------------
Total                             $        78,664,809              100.0%

                                      =========================================

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable at this time.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.